ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 10,273	$ 10,268	$ 8,887
Agent commissions	489	425	392
Marketing, advertising and events	2,729	3,835	3,136
Travel	1,542	1,915	1,121
Share-based payment	126	486	698
Depreciation	137	143	64
Collection costs and other	1,160	1,127	1,582
Selling and marketing expenses	$ 16,456	$ 18,199	$ 15,880